Restructuring, Impairment, and Plant Closing and Transition Costs	9 Months Ended
Sep. 30, 2022
Restructuring and Related Activities [Abstract]
Restructuring, Impairment, and Plant Closing and Transition Costs
Note 6. Restructuring, Impairment, and Plant Closing and Transition Costs

Venator has initiated various restructuring programs in an effort to reduce operating costs and maximize operating efficiency.

Restructuring Activities

Company-wide Restructuring

In December 2020, we implemented a plan to decommission certain existing equipment in a section of our Duisburg, Germany titanium dioxide and functional additives manufacturing site. As part of the program, we recorded a restructuring expense of nil for the three and nine months ended September 30, 2022. We recorded a restructuring credit of $5 million and restructuring expense of $10 million for the three and nine months ended September 30, 2021, all of which was related to employee benefits. We expect to incur additional cash charges of approximately $4 million through the end of 2023, all of which relates to employee costs. We expect $2 million of these future costs will relate to the Titanium Dioxide segment and $2 million will relate to the Performance Additives segment.

Titanium Dioxide Segment

In March 2017, we implemented a plan to close the white-end finishing and packaging operation of our titanium dioxide manufacturing facility at our Calais, France site. The announced plan followed the 2015 closure of the black-end manufacturing operations and resulted in the closure of the entire facility. As part of the program, we recorded restructuring and plant closure expense of $1 million and $3 million for the three and nine months ended September 30, 2022, and $1 million and $8 million for the three and nine months ended September 30, 2021, all of which related to plant shutdown costs. $1 million and $5 million of the plant shutdown costs recorded in the three and nine months ended September 30, 2021 were non-restructuring plant closure costs. We expect to incur additional cash plant shutdown costs for our Calais, France facility of approximately $10 million through 2024.

In September 2018, we implemented a plan to close our Pori, Finland titanium dioxide manufacturing facility. We recorded $4 million of restructuring and plant closing costs for the three months ended September 30, 2022, all of which was restructuring expense related to cash plant shutdown costs. We recorded $17 million of restructuring and plant closing costs for the nine months ended September 30, 2022, of which approximately $13 million was restructuring expense related to the plan and $4 million was non-restructuring plant shutdown expenses. Restructuring expense for the nine months ended September 30, 2022 was comprised of $11 million related to cash plant shutdown costs and $2 million related to accelerated depreciation.

We recorded restructuring expense related to our Pori, Finland manufacturing facility of $39 million for the three months ended September 30, 2021, of which approximately $3 million was restructuring expense related to the plan and $36 million was non-restructuring plant shutdown costs. Restructuring expense related to the plan consisted of $1 million of plant shutdown costs and $2 million of accelerated depreciation. We recorded restructuring expense of $42 million for the nine months ended September 30, 2021, of which $36 million was non-restructuring plant shutdown costs, and $6 million was restructuring expense related to the plan. Restructuring expense related to the plan consisted of $3 million related to cash plant shutdown costs, $1 million related to cash other employee costs and $2 million related to accelerated depreciation.

We expect to incur additional charges related to our Pori facility of approximately $23 million through the end of 2025, of which $1 million relates to accelerated depreciation, $20 million relates to plant shut down costs, $1 million relates to other employee costs and $1 million relates to the write off of other assets. Future charges consist of $2 million of noncash costs and $21 million of cash costs.

Performance Additives Segment

In May 2021, we completed the sale of our water treatment business for approximately $6 million in cash. We recorded a loss on disposal of $2 million which is included in Other income in our unaudited condensed consolidated statements of operations.
Accrued Restructuring Costs

As of September 30, 2022 and December 31, 2021, current and non-current accrued restructuring costs by type of cost and year of initiative consisted of the following:

	Workforce reductions(1)	Other restructuring costs	Total(2)
Accrued restructuring costs as of December 31, 2021	$22	$—	$22
2022 charges for 2018 and prior initiatives	1	12	13
2022 charges for 2019 initiatives	2	—	2
2022 payments for 2018 and prior initiatives	(3)	(12)	(15)
2022 payments for 2019 initiatives	(2)	—	(2)
2022 payments for 2020 initiatives	(11)	—	(11)
Foreign currency effect on liability balance	(2)	—	(2)
Accrued restructuring costs as of September 30, 2022	$7	$—	$7

(1)The total workforce reduction reserves of $7 million relate to the termination of 41 positions, of which 34 positions have been terminated but require future payment as of September 30, 2022.
(2)Accrued liabilities remaining at September 30, 2022 and December 31, 2021 by year of initiatives were as follows:

	September 30, 2022	December 31, 2021
2018 initiatives and prior	$5	$8
2019 initiatives	—	—
2020 initiatives	2	14
Total	$7	$22
Details with respect to our reserves for restructuring are provided below by segment and initiative:

	Titanium Dioxide	Performance Additives	Total
Accrued restructuring costs as of December 31, 2021	$21	$1	$22
2022 charges for 2018 and prior initiatives	13	—	13
2022 charges for 2019 initiatives	—	2	2
2022 payments for 2018 and prior initiatives	(15)	—	(15)
2022 payments for 2019 initiatives	—	(2)	(2)
2022 payments for 2020 initiatives	(11)	—	(11)
Foreign currency effect on liability balance	(2)	—	(2)
Accrued restructuring costs as of September 30, 2022	$6	$1	$7
Current portion of restructuring reserves			$4
Long-term portion of restructuring reserves			$3

Restructuring, Impairment and Plant Closing and Transition Costs

Details with respect to restructuring, impairment and plant closing and transition costs for the three and nine months ended September 30, 2022 and 2021 are provided below:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Cash restructuring charges	$5	$(4)	$15	$17
Accelerated depreciation	—	2	2	2
Other plant closure costs	—	37	4	41
Total Restructuring, Impairment and Plant Closing and Transition Costs	$5	$35	$21	$60